UnitedStates
			Securities And Exchange Commission
			           Washington, D.C. 20549

				FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st 2005

Check here of Amedment [ ]; Amendment Number:____________
  This Amendment (Check only one.): 	[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:              Palo Alto Investors, LLC

Address: 	     470 University Avenue
	     Palo Alto, CA 94301

Form 13F File Number: 28-11013

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Investors, Manager
Phone:	(650) 325-0772

Signature, Place, and Date of Signing:

	/s/ William L. Edwards	Palo Alto, CA	April 18, 2006

                      [Signature]		[City, State]	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

		FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:          100

Form 13F Information Table Value Total:          861,420 x 1000
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 NONE


    NAME OF ISSUER      |TITLE OF |   CUSIP   |VALUE | SHARES |SH/|INV | VOTING
                        |  CLASS  |           |X1000 |        |PRN|DISC|  SOLE
------------------------|---------|-----------|------|--------|---|----|--------
ATP Oil & Gas Corp.     |Common   | 00208J108 | 52297| 1191000|SH |Sole| 1191000
Acxiom Corporation      |Common   | 005125109 |    52|    2000|SH |Sole|    2000
Advanced Magnetic Inc.  |Common   | 00753P103 | 18823|  489800|SH |Sole|  489800
Akaimai Technologies    |Common   | 00971T101 | 14965|  455000|SH |Sole|  455000
Alberta Clipper Energy  |Common   | 01285R104 |  5346| 1836482|SH |Sole| 1836482
Align Technology        |Common   | 016255101 | 16279| 1775300|SH |Sole| 1775300
Allis Chalmers Corp     |Common   |           |  9827|  717300|SH |Sole|  717300
Amerada Hess Corp       |Common   | 032511107 |   284|    2000|SH |Sole|    2000
American Medical Systems|Common   | 02744M108 |  1462|   65000|SH |Sole|   65000
Anadarko Petroleum      |Common   | 032511107 |    13|     133|SH |Sole|     133
Anglo American Platinum |Common   |           |    27|    4000|SH |Sole|    4000
Anglo American Plat ADR |Common   | 034855106 |   173|    1833|SH |Sole|    1833
Arena Pharmaceuticals   |Common   | 040047102 |   196|   10800|SH |Sole|   10800
ArthroCare Corp         |Common   | 043136100 | 54753| 1144973|SH |Sole| 1144973
Aspect Medical Systems  |Common   | 045235108 |   329|   12000|SH |Sole|   12000
Bear Creek Mining Group |Common   | 07380n104 |    48|    9580|SH |Sole|    9580
Biogen IDEC Inc.        |Common   | 09062X103 | 14631|  310631|SH |Sole|  310631
Biomarin Pharmaceuticals|Common   | 09061G101 | 28394| 2115798|SH |Sole| 2115798
Biosite Inc.            |Common   | 090945106 | 18337|  353117|SH |Sole|  353117
Boston Scientific Corp. |Common   | 101137107 |   577|   25000|SH |Sole|   25000
BroadVision             |Common   | 111412607 |  0.05|     111|SH |Sole|     111
Cache Inc               |Common   | 127150308 | 14744|  803900|SH |Sole|  803900
Cal Dive International  |Common   | 127914109 |   102|    2667|SH |Sole|    2667
CalFrac Well Services   |Common   | 129584108 |  3859|  132500|SH |Sole|  132500
Cambridge Heart, Inc    |Common   | 131910101 |   226|   80000|SH |Sole|   80000
Canadian Natural Resourc|Common   | 136385101 |    84|    1524|SH |Sole|    1524
Canadian Superior Energy|Common   | 136644101 | 19945| 8523700|SH |Sole| 8523700
Cheniere Energy         |Common   | 16411R208 |  6184|  152500|SH |Sole|  152500
Chordiant Software Inc  |Common   | 170404107 |    95|   27200|SH |Sole|   27200
Collagenex Pharma       |Common   | 19419B100 |  2529|  170900|SH |Sole|  170900
Conceptus Inc           |Common   | 206016107 |  7572|  577600|SH |Sole|  577600
Connetics Corp.         |Common   | 208192104 |  1778|  105000|SH |Sole|  105000
ConocoPhillips          |Common   | 20825C104 |   327|    5200|SH |Sole|    5200
Corgentech, Inc.        |Common   | 21872P105 |  1206|  131050|SH |Sole|  131050
Curon Medical, Inc.     |Common   | 231292103 |   411| 1327069|SH |Sole| 1327069
Cyanotech Corp. New     |Common   | 232437202 |     1|    2000|SH |Sole|    2000
Cyberonics              |Common   | 23251P102 |  9695|  376209|SH |Sole|  376209
Cytyc Corporation       |Common   | 232946103 |  5168|  183400|SH |Sole|  183400
DepoMed Inc             |Common   | 249908104 |    98|   15000|SH |Sole|   15000
Digital Insight Corp    |Common   | 25385P106 |  9296|  255384|SH |Sole|  255384
Digital River           |Common   | 25388B104 | 44002| 1008979|SH |Sole| 1008979
Dyax                    |Common   | 26746E103 |    35|    6000|SH |Sole|    6000
Ember Resources         |Common   | 29081X108 |  9302| 1738400|SH |Sole| 1738400
Endeavour International |Common   | 29259G101 |  7272| 2499000|SH |Sole| 2499000
Flotek Industries       |Common   | 343389102 | 18180|  724300|SH |Sole|  724300
Forbes Medi-Tech Inc    |Common   | 344907100 |  6296| 2440230|SH |Sole| 2440230
Foxhollow Technologies  |Common   | 35166A103 | 45923| 1503200|SH |Sole| 1503200
Frontier Oil            |Common   | 35914P105 |  1327|   22400|SH |Sole|   22400
Gastar Exploration      |Common   | 367299104 |  9474| 2255700|SH |Sole| 2255700
Geerlings & Wade        |Common   | 368473104 |  1108|  738770|SH |Sole|  738770
Guidant Corp            |Common   | 401698105 |  5831|   74800|SH |Sole|   74800
Harvest Natural Resource|Common   | 41754V103 | 16150| 1663200|SH |Sole| 1663200
Impala Platinum Hldgs LT|Common   | 452553308 |    71|    1467|SH |Sole|    1467
King Pharmaceuticals Inc|Common   | 495582108 |    21|    1200|SH |Sole|    1200
Kyphon Inc              |Common   | 501577100 | 17369|  466900|SH |Sole|  466900
Laboratory Corp of Ameri|Common   | 50540R409 |  2574|   44000|SH |Sole|   44000
Medtronic Inc           |Common   | 585055106 |  2060|   40600|SH |Sole|   40600
Mentor Graphics Corp    |Common   | 587200106 |    40|    3600|SH |Sole|    3600
Merck & Co. Inc         |Common   | 589331107 |  2677|   76000|SH |Sole|   76000
Molecular Devices Corp  |Common   | 60851C107 |   288|    8685|SH |Sole|    8685
Momenta Pharma          |Common   | 60877T100 | 19745| 1004300|SH |Sole| 1004300
NMT Medical             |Common   | 629294109 |   162|   10000|SH |Sole|   10000
NPS Pharmaceuticals     |Common   | 62936P103 |  2067|  242100|SH |Sole|  242100
Natus Medical           |Common   | 639050103 |   410|   20000|SH |Sole|   20000
Neurometrix Inc         |Common   | 641255104 |   857|   22000|SH |Sole|   22000
Nexprise Inc.           |Common   | 65333Q202 |    91|  364799|SH |Sole|  364799
North Amer Pall         |Common   | 656912102 |   151|   12938|SH |Sole|   12938
On Track Innovation     |Common   | M8791A109 |  1121|   89300|SH |Sole|   89300
Packateer               |Common   | 695210104 | 26812| 2311350|SH |Sole| 2311350
Pain Therapeutics       |Common   | 69562K100 |  8519|  783700|SH |Sole|  783700
Peets Coffee & Tea Inc  |Common   | 705560100 | 27896|  929875|SH |Sole|  929875
Petroquest Energy       |Common   | 716748108 | 10080| 1000000|SH |Sole| 1000000
PharmChem Labs          |Common   | 717133102 |     3| 1162568|SH |Sole| 1162568
Pico Holdings Inc.      |Common   | 693366205 |   135|    4116|SH |Sole|    4116
Plains Exploration & Pro|Common   | 726505100 | 23895|  620000|SH |Sole|  620000
Preview Systems, Inc.   |Common   | 741379101 |     2|  727339|SH |Sole|  727339
Quest Diagnostics       |Common   | 74834L100 |  2156|   42000|SH |Sole|   42000
Range Resources Corp    |Common   | 75281A109 | 28092| 1029000|SH |Sole| 1029000
Restoration Hardware    |Common   | 760981100 |  9755| 1714433|SH |Sole| 1714433
Rita Medical Systems Inc|Common   | 76774E103 |   601|  152100|SH |Sole|  152100
San Juan Basin Trust    |Common   | 798241105 |   592|   14500|SH |Sole|   14500
Savient Pharma          |Common   | 80517Q100 | 46605| 8744000|SH |Sole| 8744000
Spectranectics Corp     |Common   | 84760C107 |  4923|  416500|SH |Sole|  416500
Speedel Holding AG      |Common   | H8042G125 |   661|    4790|SH |Sole|    4790
St. Jude Medical Inc    |Common   | 790849103 | 23085|  563325|SH |Sole|  563325
Strategic Diagnostic    |Common   | 862700101 |    33|   10000|SH |Sole|   10000
Superior Energy Services|Common   | 868157108 | 38050| 1425100|SH |Sole| 1425100
TIBCO Software          |Common   | 88632Q103 |     4|     533|SH |Sole|     533
Titan Pharmaceuticals   |Common   | 888314101 |   938|  279966|SH |Sole|  279966
Toreador Resources Corp |Common   | 891050106 | 16466|  529300|SH |Sole|  529300
UTS Energy Corp.        |Common   | 903396109 | 20558| 3425400|SH |Sole| 3425400
Ultra Petroleum Corp    |Common   | 903914109 | 10876|  175000|SH |Sole|  175000
Valley Media            |Common   | 91972C106 | 0.001|   15000|SH |Sole|   15000
Vasogen Inc             |Common   | 92232F103 |   253|  120000|SH |Sole|  120000
Vedior - NV             |Common   |           |    73|    3718|SH |Sole|    3718
Vnus Medical Techologies|Common   | 928566108 |    93|   12200|SH |Sole|   12200
W-H Energy Services     |Common   | 92925E108 |   345|    7800|SH |Sole|    7800
WebSense                |Common   | 947684106 | 25182|  913044|SH |Sole|  913044